Fair Value, Assets and Liabilities, Fair Value Estimates for Financial Instruments (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and due from banks		$ 28,236	$ 21,757
Interest-earning deposits with banks		236,376	119,493
Federal funds sold and securities purchased under resale agreements		65,672	102,140
Held-to-maturity debt securities	[1]	205,720
Loans held for sale	[2]	36,384	24,319
Loans, net		869,121	952,714
Financial liabilities
Deposits		1,404,381	1,322,626
Short-term borrowings		58,999	104,512
Long-term debt		212,950	228,191
Carrying value [Member]
Financial assets
Cash and due from banks		28,236	21,757
Interest-earning deposits with banks		236,376	119,493
Federal funds sold and securities purchased under resale agreements		65,672	102,140
Held-to-maturity debt securities		205,720	153,933
Loans held for sale		17,578	6,741
Loans, net		853,595	933,042
Nonmarketable equity securities		3,588	4,790
Total financial assets		1,410,765	1,341,896
Financial liabilities
Deposits		52,807	118,849
Short-term borrowings		58,999	104,512
Long-term debt		212,922	228,159
Total financial liabilities		324,728	451,520
Fair Value Disclosures, Textual [Abstract]
Deposit liabilities with no defined or contractual maturity		1,400,000	1,200,000
Carrying value [Member] | Finance leases [Member]
Financial liabilities
Long-term debt		28	32
Carrying value [Member] | Commercial lease financing [Member]
Financial assets
Loans, net		15,400	19,500
Estimated fair value [Member]
Financial assets
Cash and due from banks		28,236	21,757
Interest-earning deposits with banks		236,376	119,493
Federal funds sold and securities purchased under resale agreements		65,672	102,140
Held-to-maturity debt securities		212,307	156,860
Loans held for sale		18,371	7,665
Loans, net		874,097	945,839
Nonmarketable equity securities		3,632	4,823
Total financial assets		1,438,691	1,358,577
Financial liabilities
Deposits		53,261	119,137
Short-term borrowings		58,999	104,513
Long-term debt		220,702	233,052
Total financial liabilities		332,962	456,702
Fair Value Disclosures, Textual [Abstract]
Loan commitments and standby, commercial and similar letters of credit		1,400	1,000
Estimated fair value [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Cash and due from banks		28,236	21,757
Interest-earning deposits with banks		236,258	119,257
Federal funds sold and securities purchased under resale agreements		0	0
Held-to-maturity debt securities		48,597	46,138
Loans held for sale		0	0
Loans, net		0	0
Nonmarketable equity securities		0	0
Total financial assets		313,091	187,152
Financial liabilities
Deposits		0	0
Short-term borrowings		0	0
Long-term debt		0	0
Total financial liabilities		0	0
Estimated fair value [Member] | Fair value, inputs, level 2 [Member]
Financial assets
Cash and due from banks		0	0
Interest-earning deposits with banks		118	236
Federal funds sold and securities purchased under resale agreements		65,672	102,140
Held-to-maturity debt securities		162,777	109,933
Loans held for sale		14,952	2,944
Loans, net		56,270	54,125
Nonmarketable equity securities		0	0
Total financial assets		299,789	269,378
Financial liabilities
Deposits		33,321	87,279
Short-term borrowings		58,999	104,513
Long-term debt		219,321	231,332
Total financial liabilities		311,641	423,124
Estimated fair value [Member] | Fair value, inputs, level 3 [Member]
Financial assets
Cash and due from banks		0	0
Interest-earning deposits with banks		0	0
Federal funds sold and securities purchased under resale agreements		0	0
Held-to-maturity debt securities		933	789
Loans held for sale		3,419	4,721
Loans, net		817,827	891,714
Nonmarketable equity securities		3,632	4,823
Total financial assets		825,811	902,047
Financial liabilities
Deposits		19,940	31,858
Short-term borrowings		0	0
Long-term debt		1,381	1,720
Total financial liabilities		$ 21,321	$ 33,578

[1]	Prior to our adoption of CECL on January 1, 2020, the allowance for credit losses (ACL) related to available-for-sale (AFS) and held-to-maturity (HTM) debt securities was not applicable. For additional information, see Note 1 (Summary of Significant Accounting Policies) to Financial Statements in this Report.
[2]	In 2020, loans held for sale and mortgage loans held for sale were combined into a single line item, and mortgage servicing rights measured at fair value and at amortized cost were combined into a single line item. Prior period balances have been revised to conform with the current period presentation.